LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
The company’s long-term debt at December 31 is listed below.

	Successor
	As at December 31,
	2014	2013
Recourse
Term loan, due July 2017	$18.5	$–
Senior secured notes, 11.0% due October 2017 (US$235.5 million; December 31, 2013 – US$250.0 million)	273.1	265.9
Floating rate senior secured notes, due September 2016 (December 31, 2013 – US$19.4 million)	–	20.2
	291.6	286.1
Revolving asset-based loan facility of up to $175.0 million due July 2017	29.4	10.6
Capital lease obligations	8.1	7.1
Total debt	329.1	303.8
Less: current portion	(3.0)	(2.0)
Total long-term debt	$326.1	$301.8

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table provides the scheduled total debt repayments, including the US$25.0 million Offered Notes issued on January 7, 2015:

Recourse debt
2015	$3.0
2016	3.1
2017	349.0
2018	2.6
2019	0.4
$358.1

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The company’s long-term debt is recorded at amortized cost. The following table provides information about management’s best estimate of the fair value of the company’s debt:

	Successor
	December 31,
	2014		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Recourse	$329.1	$313.1	$303.8	$212.5